DISCONTINUED OPERATIONS - Narrative (Details) - USD ($)			3 Months Ended	6 Months Ended
	Jun. 17, 2026	Apr. 06, 2026	Jun. 30, 2026	Jun. 30, 2026
DISPOSALS AND DISCONTINUED OPERATIONS
Discontinued Operation, Name [Extensible Enumeration]		cntm:GlobalImpxIncMember
Gain on disposal of discontinued operation			$ 19,053,911	$ 19,053,911
Discontinued operations
DISPOSALS AND DISCONTINUED OPERATIONS
Percentage of interest disposed	94.12%	1.00%	94.12%	94.12%
Gain on disposal of discontinued operation	$ 19,053,911		$ 19,053,911	$ 19,053,911